INTERIM CONDENSED CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - CAD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash	$ 794	$ 863
Restricted cash deposit	40	64
Trade receivables	12,518	13,803
Other current assets	8,431	5,419
Inventory	3,657	3,215
Total current assets	25,440	23,364
NON-CURRENT ASSETS:
Investments in affiliate	1,676	1,631
Property, plant and equipment, net	3,805	3,730
Intangible assets, net	2,823	3,333
Goodwill	6,863	6,679
Right-of-use assets, net	461	451
Total non-current assets	15,628	15,824
Total assets	41,068	39,188
CURRENT LIABILITIES:
Current maturities of operating lease liabilities	324	262
Trade payables	12,169	11,159
Other current liabilities	8,038	5,001
Loans and credit from bank institution and others	13,324	15,145
Convertible debentures	571	1,968
Derivative warrants liabilities and prefunded warrants	720	1,383
Total current liabilities	35,146	34,918
NON-CURRENT LIABILITIES:
Operating lease liabilities	134	171
Loans and credit from bank institution and others	1,297	466
Deferred tax liabilities	430	487
Total non-current liabilities	1,861	1,124
Total liabilities	37,007	36,042
EQUITY ATTRIBUTABLE TO SHAREHOLDERS OF THE COMPANY:
Share capital and premium	267,824	265,000
Capital reserve from translation differences of foreign operations	(2,807)	(1,265)
Conversion feature related to convertible debentures	107	297
Capital reserve from share-based payment transactions	162	150
Capital reserve from transaction with non-controlling interests	(2,872)	0
Capital reserve from transaction with controlling shareholder	33	0
Accumulated deficit	(258,925)	(258,939)
Total equity attributable to shareholders of the Company	3,522	5,243
Non-controlling interests	539	(2,097)
Total equity	4,061	3,146
Total liabilities and equity	$ 41,068	$ 39,188